CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2022
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
CAPITAL STRUCTURE

Note 8. Capital Structure

Common Stock

As of December 31, 2022 and 2021, the Company was authorized to issue 45,100,000 and 27,169,197 shares of $0.001 par value common stock, respectively. Common stockholders are entitled to dividends if and when declared by the Board and after any redeemable convertible preferred share dividends are fully paid. The holder of each share of common stock is entitled to one vote. As of December 31, 2022, no dividends have been declared.

Common shares reserved for future issuance, on an as-if converted basis, as of December 31, 2022 and December 31, 2021, consists of the following:

	December 31,
	2022	2021
Series A redeemable convertible preferred stock	2,315,579	8,863,394
Series B redeemable convertible preferred stock	3,556,173	6,674,734
Series C redeemable convertible preferred stock	1,510,138	—
Series C warrants to purchase redeemable convertible preferred stock	1,510,138	—
Stock options, issued and outstanding	2,847,484	4,748,713
Stock options, authorized for future issuance	2,876,298	541,351
Total	14,615,810	20,828,192

Simple Agreements for Future Equity

Between January and May 2022, the Company entered into simple agreements for future equity (the “2022 SAFEs”) with certain investors, receiving $4.0 million of gross proceeds (“Purchase Amount”) in aggregate in exchange for the investor’s right to participate in a future equity financing. If there was a future equity financing before the termination of the SAFEs, on the initial closing of such equity financing, the 2022 SAFEs would automatically convert into the number of shares of preferred stock which would be issued in the equity financing equal to the purchase amount divided by the lowest price per share of the preferred stock sold in the equity financing multiplied by the eighty-five percent.

If there was a liquidity event or dissolution event, the holders of the 2022 SAFEs would automatically be entitled to revive a portion of the Purchase Amount. The 2022 SAFEs were recorded as a liability at issuance and subject to remeasurement at each reporting date, with changes in fair value recorded in other income (expense), net in the consolidated statements of operations and comprehensive loss.

In connection with the Company’s issuance of shares of Series C-1 redeemable convertible preferred stock beginning in June 2022 at an issuance price of $7.1319 per Series C-1 share, the holders of the 2022 SAFEs were able to participate in the equity financing. The SAFEs were settled by conversion to Series C-2 shares at an issuance price of $6.062115 per share for a total of 661,282 Series C-2 redeemable convertible preferred shares. Collectively, the Series C-1 and Series C-2 redeemable convertible preferred stock is referred to as the Series C redeemable convertible preferred stock. A net gain of $0.5 million was recognized from the change in fair value of the 2022 SAFEs between their issuance and settlement for the year ended December 31, 2022.

Redeemable Convertible Preferred Stock

As of December 31, 2022 the Company was authorized to issue 33,686,678 shares of $0.001 par value Series A, Series B, and Series C redeemable convertible preferred stock (collectively, “the redeemable convertible preferred shares,” “preferred shares,” or “redeemable convertible preferred stock”). As of December 31, 2021, the Company was authorized to issue 16,237,511 shares of Series A and Series B redeemable convertible preferred stock.

From June 2022 to July 2022, the Company issued a total of 848,856 Series C-1 redeemable convertible preferred shares to investors at $7.1319 per share for gross proceeds of $6.1 million.

For each Series C redeemable convertible preferred share issued, the Company also issued a warrant to purchase Series C redeemable convertible preferred shares (“Series C Warrants”). Approximately $2.1 million of the Series C proceeds were allocated to the redeemable convertible preferred stock warrants at issuance. See Note 9.

In June 2022, the Company amended the Certificate of Incorporation to include a Special Mandatory Conversion clause requiring all existing redeemable convertible preferred stockholders to participate in the Series C Preferred Stock issuance. Failure to participate in the Series C Preferred Stock issuance would result in the automatic conversion of the holder’s preferred shares into common shares. In July 2022, 6,547,815 shares of Series A redeemable convertible preferred shares and 3,118,561 shares of Series B redeemable convertible preferred shares were converted into common shares as a result of non-participation in the Series C Preferred Stock issuance and the total authorized Series B redeemable convertible shares decreased.

As of December 31, 2022 and December 31, 2021, redeemable convertible preferred stock consisted of the following (in thousands, except share amounts):

As of December 31, 2022
Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price	Aggregate Liquidation Amount	Carrying amount
Series A
A-1	3,583,743	1,815,484	$2.9163	$5,294	$5,289
A-2	1,194,403	308,602	2.6247	810	858
A-3	1,234,382	191,493	2.3238	445	506
A-4	956,297	—	1.0457	—	—
A-5	114,573	—	0.8728	—	—
A-6	1,779,996	—	0.3485	—	—
Series A subtotal	8,863,394	2,315,579		6,549	6,653

Series B
B-1	775,744	58,220	5.15279	300	235
B-2	5,898,990	3,497,953	6.0621	21,205	21,205
Series B subtotal	6,674,734	3,556,173		21,505	21,440

Series C
C-1	17,487,180	848,856	7.1319	6,054	4,692
C-2	661,370	661,282	6.062115	4,009	2,567
Series C subtotal	18,148,550	1,510,138		10,063	7,259
Total	33,686,678	7,381,890		$38,117	$35,352

As of December 31, 2021
Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price	Aggregate Liquidation Amount	Carrying amount
Series A
A-1	3,583,743	3,583,743	$2.9163	$10,451	$10,434
A-2	1,194,403	1,194,403	2.6247	3,135	3,320
A-3	1,234,382	1,234,382	2.3238	2,868	3,259
A-4	956,297	956,297	1.0457	1,000	2,047
A-5	114,573	114,573	0.8728	100	238
A-6	1,779,996	1,779,996	0.3485	620	620
Series A subtotal	8,863,394	8,863,394		18,174	19,918

Series B
B-1	775,744	775,744	5.15279	3,997	3,137
B-2	6,598,373	5,898,990	6.0621	35,760	35,760
Series B subtotal	7,374,117	6,674,734		39,757	38,897
Total	16,237,511	15,538,128		$57,931	$58,815

The redeemable convertible preferred shares have the following rights and privileges:

Optional Conversion

Each share of redeemable convertible preferred stock shall be convertible, at the option of the holder at any time, into common stock as determined by dividing the original issue price by the conversion price in effect at the time of conversion. As of December 31, 2022, and 2021 the initial conversion price per share of redeemable convertible preferred stock is equivalent to the original issue price and as such convert on a one-for-one basis prior to any adjustments.

The respective applicable conversion price is subject to adjustment upon any future stock splits or stock combinations, reclassifications or exchanges of similar stock, upon a reorganization, merger or consolidation of the Company, or upon the issuance or sale by the Company of common stock for consideration less than the applicable conversion price.

Mandatory Conversion

Each of the redeemable convertible preferred shares shall automatically convert into the number of shares of common stock determined in accordance with the conversion rate upon the earlier of (a) the closing of the sale of shares of Common Stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $50,000,000 of gross proceeds (before deducting underwriting discounts and commissions), to the Company, or (b) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least (i) a majority of the outstanding shares of Series A Preferred Stock, (ii) fifty-five percent of the outstanding shares of Series B Preferred Stock, and (iii) a majority of the outstanding shares of Series C Preferred Stock, voting together as a single class on an as converted to Common Stock basis.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company the holders of shares of outstanding redeemable convertible preferred stock shall be entitled, on a pro rata, as converted and pari passu basis, to be paid out of the assets of the Company available for distribution to its stockholders before any payment shall be made to the holders of common stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the applicable original issue price for such series of preferred stock, plus any declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of redeemable convertible preferred stock been converted into common stock immediately prior to such liquidation, dissolution, winding up or deemed liquidation event.

If the assets of the Company to be distributed among the holders of redeemable convertible preferred stock are insufficient to permit the payment to such holders, then any assets of the Company legally available for distribution will be distributed ratably among the holders of redeemable convertible preferred stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

After the payment to the holders of redeemable convertible preferred stock of the full preferential amount specified above, any remaining assets of the Company available for distribution to its stockholders shall be distributed pro rata among the holders of common stock.

Dividends

The holders of redeemable convertible preferred stock are entitled to receive dividends out of any assets legally available only when, as, and if declared by the Company’s Board, prior to and in preference to any declaration or payment of any dividend on the common stock. Such dividends are noncumulative. As of December 31, 2022, and 2021, there were no cumulative dividends owed or in arrears.

Voting

Each holder of redeemable convertible preferred stock shall be entitled to the number of votes equal to the number of whole shares of common stock into which such shares of redeemable convertible preferred stock could then be converted as of the record date. Holders of redeemable convertible preferred stock shall vote together with the holders of common stock as a single class.

The holders of Series A redeemable convertible preferred stock, exclusively and voting together as a separate class on a converted to common stock basis, are entitled to elect one director to the Company’s Board. The holders of Series B redeemable convertible preferred stock, exclusively and voting together as a separate class on a converted to common stock basis, are entitled to elect one director to the Company’s Board.

Down-Round Antidilution Protection

In the event the Company issues its common stock without consideration or for consideration per share that is less than the conversion price in effect for each series of the redeemable convertible preferred stock, then the conversion price for that series shall be reduced to increase the number of shares of common stock into which such series of redeemable convertible preferred shares is convertible.